CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets
Current assets	€ 40,029	€ 28,137
Cash and cash equivalents	9,761	5,324
Financial assets	13,098	5,351
Trade receivables, net	4,351	4,680
Inventories	11,170	11,394
Income tax receivables	39	31
Other assets	1,610	1,357
Non-current assets
Non-current assets	25,841	25,090
Financial assets	466	5
Intangible assets	1,081	1,143
Property, plant and equipment, net	24,135	23,774
Investments in joint venture	26	27
Other assets	133	141
Total assets	65,870	53,227
Current liabilities
Current liabilities	9,206	26,215
Trade payables	2,456	1,956
Contract liabilities	3,790	2,911
Financial liabilities	1,244	19,770
Other liabilities and provisions	1,716	1,578
Non-current liabilities
Non-current liabilities	29,404	7,371
Deferred tax liabilities		52
Financial liabilities	29,399	7,314
Other liabilities and provisions	5	5
Equity
Equity	27,260	19,641
Subscribed capital	5,901	4,836
Capital reserves	103,802	88,748
Accumulated deficit	(83,766)	(75,463)
Accumulated other comprehensive income	1,504	1,675
Equity attributable to the owners of the company	27,441	19,796
Non-controlling interest	(181)	(155)
Total equity and liabilities	€ 65,870	€ 53,227